Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,634	$ 7,872
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, before income taxes	9,085	1,877	30,940
Depreciation and amortization	21,000	20,300	31,200
Loss on impairment of assets	13,600
Deferred income taxes	3,966
Successor [Member]
Cash flows from operating activities:
Net income (loss)	(1,180)	6,522
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, before income taxes	9,085	1,877
Depreciation and amortization	23,266	21,169
Amortization of debt issuance costs	1,306	324
Debt discount amortization	216	0
(Gain) loss on sale of property and equipment	(18)	108
Fresh-start accounting adjustment	0	0
Loss on impairment of assets	0	0
Reorganization of debt	0	0
Unamortized loan fees related to debt extinguishment	1,250	0
Insurance proceeds St Jo flood	1,005	0
Share-based compensation	2,075	1,680
Excess cash from discontinued operations	23,892	0
Deferred income taxes	(1,301)	3,499
Decrease (increase) in operating assets:
Accounts receivable	(446)	(4,438)
Prepaid expense	(720)	2,150
Inventory	19	325
Due from related parties	0	0
Other assets	883	591
Increase (decrease) in operating liabilities:
Accounts payable	315	525
Liabilities subject to compromise	0	0
Accrued interest	2,484	97
Accrued expense	(21)	(13,818)
Income tax payable	332	184
Other liabilities	(52)	(248)
Reorganization items	0	0
Net cash provided by operating activities	62,390	20,547
Cash flows from investing activities:
Collection on notes and loans receivable	0	0
Restricted cash	8,629	(1,500)
Cash paid for business acquisition	(4,305)	0
Insurance proceeds St Jo flood	3,045	0
Proceeds from sale of property and equipment	66	1,078
Purchases of property and equipment	(26,425)	(30,728)
Net cash used in investing activities	(18,990)	(31,150)
Cash flows from financing activities:
Payment on long-term debt	(349,900)	(1,600)
Proceeds from long-term debt	398,000	0
Loan origination fees	(10,583)	(1,622)
Reorganization items	0	0
Net cash provided by (used in) financing activities	37,517	(3,222)
Net increase in cash and cash equivalents	80,917	(13,825)
Cash and cash equivalents:
Beginning of year	45,956	59,781
End of year	126,873	45,956
Supplemental cash flow information:
Cash paid during the period for interest	29,171	35,313
Cash paid for reorganization items	0	0
Supplemental schedule of non-cash investing and financing activities:
Purchase of property and equipment financed through accounts payable	3,781	2,085
Non-cash disposition of assets	29,993	0
Non-cash purchase of Colorado assets	67,078	0
Non-cash loan origination fees	62	0
Change in estimated values of acquired assets and liabilities (Note 3)
Prepaid assets	0	(459)
Property and equipment	0	422
Goodwill	0	1,376
Accrued expense	0	(1,319)
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)			388,245
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, before income taxes			30,940
Depreciation and amortization			32,294
Amortization of debt issuance costs			0
Debt discount amortization			0
(Gain) loss on sale of property and equipment			0
Fresh-start accounting adjustment			160,316
Loss on impairment of assets			75,746
Reorganization of debt			(633,659)
Unamortized loan fees related to debt extinguishment			0
Insurance proceeds St Jo flood			0
Share-based compensation			0
Excess cash from discontinued operations			0
Deferred income taxes			0
Decrease (increase) in operating assets:
Accounts receivable			(2,260)
Prepaid expense			(307)
Inventory			(170)
Due from related parties			702
Other assets			(670)
Increase (decrease) in operating liabilities:
Accounts payable			(587)
Liabilities subject to compromise			(1,869)
Accrued interest			0
Accrued expense			7,376
Income tax payable			0
Other liabilities			(97)
Reorganization items			(5,889)
Net cash provided by operating activities			50,111
Cash flows from investing activities:
Collection on notes and loans receivable			33
Restricted cash			(7,076)
Cash paid for business acquisition			0
Insurance proceeds St Jo flood			0
Proceeds from sale of property and equipment			40
Purchases of property and equipment			(21,153)
Net cash used in investing activities			(28,156)
Cash flows from financing activities:
Payment on long-term debt			0
Proceeds from long-term debt			0
Loan origination fees			0
Reorganization items			(38,258)
Net cash provided by (used in) financing activities			(38,258)
Net increase in cash and cash equivalents			(16,303)
Cash and cash equivalents:
Beginning of year			76,084
End of year			59,781
Supplemental cash flow information:
Cash paid during the period for interest			0
Cash paid for reorganization items			9,731
Supplemental schedule of non-cash investing and financing activities:
Purchase of property and equipment financed through accounts payable			251
Non-cash disposition of assets			0
Non-cash purchase of Colorado assets			0
Non-cash loan origination fees			0
Change in estimated values of acquired assets and liabilities (Note 3)
Prepaid assets			0
Property and equipment			0
Goodwill			0
Accrued expense			$ 0